Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Communication Services Portfolio
September 30, 2024
VTELP-NPRT3-1124
1.856920.117
Common Stocks - 98.2%
	Shares	Value ($)
BELGIUM - 1.3%
Communication Services - 1.3%
Diversified Telecommunication Services - 1.3%
Liberty Global Ltd Class C	135,000	2,917,350
CANADA - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Lionsgate Studios Corp	4,500	32,175
Lionsgate Studios Corp (a)	30,378	217,203

TOTAL CANADA		249,378
CHINA - 2.2%
Consumer Discretionary - 2.2%
Broadline Retail - 2.2%
PDD Holdings Inc Class A ADR (b)	36,300	4,893,603
FRANCE - 0.4%
Communication Services - 0.4%
Entertainment - 0.4%
Ubisoft Entertainment SA (b)	71,300	800,521
JAPAN - 0.5%
Communication Services - 0.5%
Entertainment - 0.5%
Capcom Co Ltd	46,400	1,074,407
KOREA (SOUTH) - 0.5%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Coupang Inc Class A (b)	44,400	1,090,020
PUERTO RICO - 1.8%
Communication Services - 1.8%
Diversified Telecommunication Services - 1.8%
Liberty Latin America Ltd Class C (b)(c)	416,290	3,950,592
SINGAPORE - 1.4%
Communication Services - 1.4%
Entertainment - 1.4%
Sea Ltd Class A ADR (b)	32,800	3,092,384
UNITED KINGDOM - 0.0%
Communication Services - 0.0%
Media - 0.0%
S4 Capital PLC (b)(c)	126,300	65,448
UNITED STATES - 90.0%
Communication Services - 85.4%
Diversified Telecommunication Services - 5.0%
AT&T Inc	498,300	10,962,600
GCI Liberty Inc Class A (a)(d)	21,982	0
		10,962,600
Entertainment - 20.5%
Atlanta Braves Holdings Inc Class C (b)	1,198	47,680
Liberty Media Corp-Liberty Formula One Class A (b)	67,100	4,799,663
Liberty Media Corp-Liberty Live Class A (b)	1,810	89,613
Lions Gate Entertainment Corp Class A (b)(c)	4,500	35,235
Lions Gate Entertainment Corp Class B (b)	105,800	732,136
Live Nation Entertainment Inc (b)	6,900	755,481
Marcus Corp/The	59,400	895,158
Netflix Inc (b)	13,510	9,582,238
ROBLOX Corp Class A (b)	89,400	3,956,844
Roku Inc Class A (b)	39,000	2,911,740
Skillz Inc Class A (b)	95	534
Spotify Technology SA (b)	7,300	2,690,269
Take-Two Interactive Software Inc (b)	15,000	2,305,650
TKO Group Holdings Inc Class A	31,000	3,835,010
Walt Disney Co/The	110,823	10,660,064
Warner Music Group Corp Class A	44,400	1,389,720
		44,687,035
Interactive Media & Services - 51.2%
Alphabet Inc Class A	286,200	47,466,271
Angi Inc Class A (b)(c)	455,999	1,176,477
Bumble Inc Class A (b)	150,800	962,104
Match Group Inc (b)	57,699	2,183,330
Meta Platforms Inc Class A	93,000	53,236,921
Pinterest Inc Class A (b)	85,800	2,777,346
Reddit Inc Class A	9,200	606,464
Snap Inc Class A (b)	324,700	3,474,290
		111,883,203
Media - 8.7%
Altice USA Inc Class A (b)	840,900	2,068,614
Charter Communications Inc Class A (b)	15,500	5,023,240
Comcast Corp Class A	118,600	4,953,922
EchoStar Corp Class A (b)	4,400	109,208
Ibotta Inc Class A (b)	100	6,161
Liberty Broadband Corp Class A (b)	84,065	6,457,873
Paramount Global Class B (c)	44,400	471,528
		19,090,546
TOTAL COMMUNICATION SERVICES		186,623,384

Consumer Discretionary - 2.0%
Broadline Retail - 2.0%
Amazon.com Inc (b)	23,300	4,341,489
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Maplebear Inc	400	16,296
Industrials - 2.4%
Ground Transportation - 2.4%
Uber Technologies Inc (b)	71,000	5,336,360
Information Technology - 0.2%
Software - 0.2%
AppLovin Corp Class A (b)	3,900	509,145
TOTAL UNITED STATES		196,826,674
TOTAL COMMON STOCKS (Cost $134,461,929)		214,960,377

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.89	4,280,654	4,281,510
Fidelity Securities Lending Cash Central Fund (e)(f)	4.89	1,466,573	1,466,720
TOTAL MONEY MARKET FUNDS (Cost $5,748,230)			5,748,230

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $140,210,159)	220,708,607
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(1,806,773)
NET ASSETS - 100.0%	218,901,834

Legend

(a)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $217,203 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty Inc Class A	5/23/23	0

Lionsgate Studios Corp	12/22/23	292,540

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	316,053	75,054,720	71,089,957	79,123	694	-	4,281,510	0.0%
Fidelity Securities Lending Cash Central Fund	2,430,530	35,868,008	36,831,818	3,326	-	-	1,466,720	0.0%
Total	2,746,583	110,922,728	107,921,775	82,449	694	-	5,748,230

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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